Consolidated statement of changes in equity - BRL (R$) R$ in Thousands	Total	Share capital	Treasury shares	Capital reserve	Share-based long-term incentive plan (LTIP)	Retained earnings	Equity valuation adjustments	Other comprehensive income
Equity at Dec. 31, 2020	R$ 9,327,459	R$ 26	R$ (13,609)	R$ 5,690,089	R$ 94,199	R$ 3,566,522	R$ (22,372)	R$ 491
Net income for the period	1,166,284					1,166,102
Currency translation adjustment	(117)							(117)
Loss on financial assets through OCI	271							271
IncreaseDecreaseThroughAcquisitionOfNoncontrollingInterests	(12,295)
Issue of equity	0			138,665	(138,665)
Share based long term incentive plan (LTIP)	305,408				305,408
Acquisition of treasury shares	(284,812)		(284,812)
(LTIP) of treasury shares	0		13,410		(13,410)
Equity at Dec. 31, 2021	10,502,198	26	(285,011)	5,828,754	247,532	4,732,624	(22,372)	645
Net income for the period	1,504,768					1,504,768
Currency translation adjustment	(677)							(677)
Loss on financial assets through OCI	(107)							(107)
Share based long term incentive plan (LTIP)	127,389				127,389
Acquisition of treasury shares	(291,445)		(291,445)
(LTIP) of treasury shares	0		101,102		(101,102)
Equity at Dec. 31, 2022	11,842,126	26	(475,354)	5,828,754	273,819	6,237,392	(22,372)	(139)
Net income for the period	1,653,684					1,653,684
Currency translation adjustment	56							56
Loss on financial assets through OCI	(558)							(558)
Derivative financial instruments through OCI net of income tax	168							168
Derivative financial instruments through OCI	(253)
Share based long term incentive plan (LTIP)	144,617				144,617
Acquisition of treasury shares	(399,408)		(399,408)
(LTIP) of treasury shares	0		114,445		(114,445)
Equity at Dec. 31, 2023	R$ 13,240,685	R$ 26	R$ (760,317)	R$ 5,828,754	R$ 303,991	R$ 7,891,076	R$ (22,372)	R$ (473)